Note 9 - Leases (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Lease Not yet Commenced	$ 153,321
Minimum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	2 years
Minimum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract	1 year
Minimum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract	1 year
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	12 years
Maximum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract	15 years
Maximum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract	7 years